Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
13
- Income Taxes

The components of income tax expense for the years ended
December
31,
2019
and
2018
are as follows (in thousands):

	201 9	201 8
Federal:
Current	$724	$507
Deferred	(41)	(26)
Total federal	683	481
State, current	267	186
Total	$950	$667

The following table presents the reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of
21%
to income before taxes for the years ended
December
31,
2019
and
2018,
respectively, as follows (in thousands):

	201 9		201 8
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$719	21.0%	$560	21.0%
State tax, net of federal benefit	211	6.2	151	5.7
Stock compensation expense	30	0.9	(33)	(1.2)
Other	(10)	(0.2)	(11)	(0.5)
Total	$950	27.9%	$667	25.0%

The components of the net deferred tax asset at
December
31,
2019
and
2018
are as follows (in thousands):

	20 1 9	20 1 8
Deferred tax assets:
Allowance for loan losses	$468	$413
Stock-based compensation	8	7
Interest on non-accrual loans	2	2
Deferred loan fees	177	182
Organization cost	1	1
Total deferred tax assets	656	605
Deferred tax liabilities:
Bank premises and equipment	(100)	(93)
Unrealized gain on investment securities available for sale	(5)	--
Intangible	(13)	(9)
Total deferred tax liabilities	(118)	(102)

Net Deferred Tax Asset	$538	$503

The net deferred tax asset at
December 31, 2019
and
2018
of
$538,000
and
$503,000,
respectively, is included in other assets.
No
valuation allowance was established at
December 31, 2019
and
2018,
in view of the Company’s tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.